Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 1,132	$ 2,033	$ 65
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of property and equipment	5,345	4,189	3,636
Amortization of intangibles	295	223	182
Amortization of debt issue costs	66	49	38
Stock based compensation - options and restricted stock	641	666	645
Stock based compensation - warrants	51	263	153
Provision for bad debts	2,437	2,797	3,053
Changes in assets and liabilities, net:
(Increase) in accounts receivable, net of write-offs	(2,770)	(7,416)	(9,192)
(Increase) in inventories	(229)	(442)	(657)
Decrease (increase) in other assets	41	(71)	46
(Increase) decrease in other current assets	(25)	(932)	96
Increase in accounts payable and other liabilities	2,466	868	1,443
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	9,450	2,227	(492)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of intangible assets			(1,037)
Acquisition, net of cash acquired	(5,830)
Purchases of property and equipment	(3,772)	(2,011)	(2,615)
NET CASH USED IN INVESTING ACTIVITIES	(9,602)	(2,011)	(3,652)
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayments to) advances from revolving credit facility	(4,282)	(4,177)	4,560
Restricted cash			500
Repayment of capital lease obligations	(3,581)	(2,606)	(2,187)
Issuance of common stock for the exercise of options, warrants and ESPP shares	2,616	515	511
Issuance of common stock for cash , net of transaction expenses	34,254	9,018
NET CASH PROVIDED BY FINANCING ACTIVITIES	29,007	2,750	3,384
NET CHANGE IN CASH AND CASH EQUIVALENTS	28,855	2,966	(760)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	4,834	1,868	2,628
CASH AND CASH EQUIVALENTS, END OF YEAR	33,689	4,834	1,868
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	981	945	1,108
Income taxes paid	177	17
Equipment leased under capital lease obligations	5,884	3,377	2,782
Common stock issued for intangible asset purchase			$ 1,945